The Gabelli Asset Fund
Schedule of Investments — March 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 99.1%
Aerospace — 0.9%
200 Airbus SE ................................................. $ 35,203
5,000 Ducommun Inc.† ..................................... 290,150
5,000 HEICO Corp. ............................................. 1,335,950
8,600 L3Harris Technologies Inc. ....................... 1,800,066
4,850 Lockheed Martin Corp. ............................. 2,166,543
5,750 Northrop Grumman Corp. ......................... 2,944,058
281,500 Rolls-Royce Holdings plc† ........................ 2,723,571
9,400 RTX Corp. ................................................ 1,245,124
8,600 The Boeing Co.† ....................................... 1,466,730
14,007,395
Agriculture — 0.1%
35,000 Archer-Daniels-Midland Co. ...................... 1,680,350
19,200 The Mosaic Co. ........................................ 518,592
2,198,942
Automotive — 1.4%
1,500 Daimler Truck Holding AG ......................... 60,207
5,000 Ferrari NV ................................................ 2,139,400
329,350 Iveco Group NV ........................................ 5,366,821
124,500 PACCAR Inc. ............................................ 12,122,565
645 Tesla Inc.† ................................................ 167,158
36,800 Traton SE ................................................. 1,237,526
2,800 Volkswagen AG ........................................ 290,048
21,383,725
Automotive: Parts and Accessories — 3.4%
9,000 Atmus Filtration Technologies Inc. ............. 330,570
62,500 BorgWarner Inc. ....................................... 1,790,625
72,800 Brembo NV .............................................. 620,775
328,700 Dana Inc. ................................................. 4,381,571
900 Fox Factory Holding Corp.† ....................... 21,006
284,000 Garrett Motion Inc. ................................... 2,377,080
183,600 Genuine Parts Co. ..................................... 21,874,104
9,800 Modine Manufacturing Co.† ...................... 752,150
27,000 Monro Inc. ............................................... 390,690
13,450 O'Reilly Automotive Inc.† ......................... 19,268,201
30,000 Standard Motor Products Inc. ................... 747,900
52,554,672
Aviation: Parts and Services — 0.5%
18,000 Curtiss-Wright Corp. ................................ 5,710,860
48,000 Triumph Group Inc.† ................................ 1,216,320
6,927,180
Broadcasting — 1.1%
500 Cogeco Communications Inc. ................... 24,384
16,800 Cogeco Inc. .............................................. 741,089
15,000 Corus Entertainment Inc., Cl. B† ............... 1,275
20,900 Liberty Broadband Corp., Cl. A† ................ 1,776,500
32,330 Liberty Broadband Corp., Cl. C† ................ 2,749,667
33,900 Liberty Media Corp.-Liberty Formula One,
Cl. A† ................................................... 2,761,833
Shares
Market
Value
40,506 Liberty Media Corp.-Liberty Formula One,
Cl. C† ................................................... $ 3,645,945
5,500 Nexstar Media Group Inc. ......................... 985,710
21,500 Sinclair Inc. .............................................. 342,495
152,398 Sirius XM Holdings Inc. ............................ 3,435,813
16,000 TBS Holdings Inc. ..................................... 454,857
20,000 TEGNA Inc. .............................................. 364,400
17,283,968
Building and Construction — 0.8%
23,350 Arcosa Inc. ............................................... 1,800,752
31,000 Assa Abloy AB, Cl. B ................................. 924,899
4,400 Builders FirstSource Inc.† ......................... 549,736
325 Cie de Saint-Gobain SA ............................. 32,225
32,000 Fortune Brands Innovations Inc. ............... 1,948,160
31,800 Herc Holdings Inc. .................................... 4,269,786
1,000 IES Holdings Inc.† .................................... 165,110
12,625 Johnson Controls International plc ............ 1,011,389
18,000 Knife River Corp.† .................................... 1,623,780
1,200 Lennar Corp., Cl. A ................................... 137,736
1,600 Lennar Corp., Cl. B ................................... 174,512
12,638,085
Business Services — 3.1%
1,000 Booz Allen Hamilton Holding Corp. ........... 104,580
300,000 Clear Channel Outdoor Holdings Inc.† ....... 333,000
18,950 Ecolab Inc. ............................................... 4,804,204
160,000 Havas NV† ............................................... 227,506
2,000 Jacobs Solutions Inc. ............................... 241,780
13,000 Live Nation Entertainment Inc.† ................ 1,697,540
49,000 Mastercard Inc., Cl. A ............................... 26,857,880
17,600 The Interpublic Group of Companies Inc. .. 478,016
13,167 U-Haul Holding Co.† ................................. 860,595
18,500 UL Solutions Inc., Cl. A ............................. 1,043,400
2,175 United Rentals Inc. ................................... 1,363,072
11,000 V2X Inc.† ................................................. 539,550
67,000 Vestis Corp. ............................................. 663,300
25,400 Visa Inc., Cl. A .......................................... 8,901,684
48,116,107
Cable and Satellite — 1.3%
35,000 AMC Networks Inc., Cl. A† ........................ 240,800
1,000 Charter Communications Inc., Cl. A† ......... 368,530
259,700 Comcast Corp., Cl. A ................................ 9,582,930
7,850 Naspers Ltd., Cl. N ................................... 1,934,350
3,000 Prosus NV ................................................ 138,109
307,600 Rogers Communications Inc., Cl. B ........... 8,222,148
20,486,867
Communications Equipment — 0.1%
11,000 Arista Networks Inc.† ............................... 852,280
4,000 Corning Inc. ............................................. 183,120
1,035,400

The Gabelli Asset Fund
Schedule of Investments (Continued) — March 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Computer Hardware — 0.2%
10,500 Apple Inc. ................................................ $ 2,332,365
3,150 International Business Machines Corp. ...... 783,279
3,115,644
Computer Software and Services — 1.6%
335 Adobe Inc.† .............................................. 128,483
8,700 Alphabet Inc., Cl. A ................................... 1,345,368
30,500 Alphabet Inc., Cl. C ................................... 4,765,015
4,000 Amentum Holdings Inc.† .......................... 72,800
150 Autodesk Inc.† ......................................... 39,270
150 Capgemini SE ........................................... 22,391
5,100 Cisco Systems Inc. ................................... 314,721
817 CrowdStrike Holdings Inc., Cl. A† ............. 288,058
650 Gitlab Inc., Cl. A† ..................................... 30,550
23,000 Hewlett Packard Enterprise Co. ................. 354,890
400 Manhattan Associates Inc.† ...................... 69,216
10,034 Meta Platforms Inc., Cl. A ......................... 5,783,196
11,129 Microsoft Corp. ........................................ 4,177,715
1,900 Oracle Corp. ............................................. 265,639
1,250 Palo Alto Networks Inc.† .......................... 213,300
50,000 PAR Technology Corp.† ............................ 3,067,000
9,625 Rockwell Automation Inc. ......................... 2,486,907
1,225 Salesforce Inc. ......................................... 328,741
1,025 Snowflake Inc., Cl. A† ............................... 149,814
5,000 Stratasys Ltd.† ......................................... 48,950
23,952,024
Consumer Products — 3.3%
12,521 American Outdoor Brands Inc.† ................ 152,255
25,000 Brunswick Corp. ....................................... 1,346,250
9,850 Christian Dior SE ...................................... 5,618,300
35,900 Church & Dwight Co. Inc. ......................... 3,952,231
205,100 Edgewell Personal Care Co. ...................... 6,401,171
73,191 Energizer Holdings Inc. ............................. 2,189,875
8,000 Essity AB, Cl. A ......................................... 226,427
40,000 Essity AB, Cl. B ......................................... 1,135,717
2,657 Givaudan SA ............................................ 11,406,450
28,000 Harley-Davidson Inc. ................................ 707,000
1,600 Hermes International SCA ......................... 4,171,223
2,036 Johnson Outdoors Inc., Cl. A .................... 50,574
3,950 National Presto Industries Inc. .................. 347,244
8,844 Nintendo Co. Ltd., ADR ............................. 151,851
22,350 Philip Morris International Inc. .................. 3,547,616
26,850 Reckitt Benckiser Group plc ...................... 1,813,946
38,000 Sally Beauty Holdings Inc.† ...................... 343,140
64,865 Spectrum Brands Holdings Inc. ................ 4,641,091
4,900 The Estee Lauder Companies Inc., Cl. A ..... 323,400
9,694 The Procter & Gamble Co., CDI ................. 1,652,051
1,200 Unilever plc .............................................. 71,460
2,000 Unilever plc, ADR ..................................... 119,100
Shares
Market
Value
26,000 Wolverine World Wide Inc. ....................... $ 361,660
50,730,032
Consumer Services — 0.7%
1,800 Allegion plc .............................................. 234,828
3,100 Amazon.com Inc.† ................................... 589,806
400 Ashtead Group plc .................................... 21,422
8,000 Avis Budget Group Inc.† ........................... 607,200
1,150 FedEx Corp. .............................................. 280,347
12,500 IAC Inc.† .................................................. 574,250
15,000 Rapala VMC Oyj† ..................................... 24,005
126,000 Rollins Inc. ............................................... 6,807,780
13,000 Uber Technologies Inc.† ........................... 947,180
10,086,818
Diversified Industrial — 6.2%
9,400 ABB Ltd., ADR .......................................... 490,116
450 Acuity Inc. ................................................ 118,508
34,000 Ampco-Pittsburgh Corp.† ......................... 73,780
14,000 Ardagh Group SA† ................................... 41,160
55,000 Avantor Inc.† ........................................... 891,550
700 Belden Inc. ............................................... 70,175
345,250 Bollore SE ................................................ 2,015,922
147,550 Crane Co. ................................................. 22,601,709
6,550 Crane NXT Co. .......................................... 336,670
2,475 Eaton Corp. plc ......................................... 672,779
3,100 Emerson Electric Co. ................................ 339,884
300 Enpro Inc. ................................................ 48,537
15,250 General Electric Co. .................................. 3,052,287
116,750 Greif Inc., Cl. A ......................................... 6,420,082
36,650 Honeywell International Inc. ...................... 7,760,638
3,000 Hyster-Yale Inc. ........................................ 124,620
9,000 Ichor Holdings Ltd.† ................................. 203,490
14,400 Ingersoll Rand Inc. ................................... 1,152,432
150,600 ITT Inc. .................................................... 19,451,496
11,900 Jardine Matheson Holdings Ltd. ................ 504,084
233,150 Myers Industries Inc. ................................ 2,781,479
13,000 nVent Electric plc ...................................... 681,460
10,500 Park-Ohio Holdings Corp. ......................... 226,800
23,000 Pentair plc ................................................ 2,012,040
325 Siemens AG ............................................. 74,466
1,250 Smiths Group plc ..................................... 31,180
5,700 Sulzer AG ................................................. 965,141
8,800 Svenska Cellulosa AB SCA, Cl. A ............... 114,861
36,000 Svenska Cellulosa AB SCA, Cl. B ............... 473,647
163,900 Textron Inc. .............................................. 11,841,775
1,450 The Trade Desk Inc., Cl. A† ....................... 79,344
220,000 Toray Industries Inc. ................................. 1,490,233
7,600 Trane Technologies plc ............................. 2,560,592
75,000 Tredegar Corp.† ....................................... 577,500
164,700 Trinity Industries Inc. ................................ 4,621,482

The Gabelli Asset Fund
Schedule of Investments (Continued) — March 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Diversified Industrial (Continued)
2,450 Waters Corp.† .......................................... $ 902,996
95,804,915
Electronics — 5.0%
10,000 Flex Ltd.† ................................................. 330,800
2,200 Fortive Corp. ............................................ 160,996
5,000 Kimball Electronics Inc.† .......................... 82,250
42,000 Kyocera Corp., ADR .................................. 475,440
1,200 Mettler-Toledo International Inc.† .............. 1,417,092
300,000 Mirion Technologies Inc.† ......................... 4,350,000
2,550 NEXTracker Inc., Cl. A† ............................. 107,457
173,950 Resideo Technologies Inc.† ...................... 3,078,915
2,100 Samsung Electronics Co. Ltd., GDR .......... 2,043,300
100 Samsung Electronics Co. Ltd., New York,
GDR ..................................................... 97,450
1,845,100 Sony Group Corp., ADR ............................ 46,847,089
17,000 TE Connectivity plc ................................... 2,402,440
73,391 Texas Instruments Inc. ............................. 13,188,363
3,500 Thermo Fisher Scientific Inc. ..................... 1,741,600
500 WESCO International Inc. ......................... 77,650
76,400,842
Energy and Utilities — 3.1%
47,700 BP plc, ADR ............................................. 1,611,783
4,429 ChampionX Corp. ..................................... 131,984
1,107 Cheniere Energy Inc. ................................ 256,160
45,001 Chevron Corp. .......................................... 7,528,217
34,000 ConocoPhillips ......................................... 3,570,680
84,500 Devon Energy Corp. .................................. 3,160,300
400 Diamondback Energy Inc. ......................... 63,952
7,400 E.ON SE ................................................... 111,703
27,000 Enbridge Inc. ............................................ 1,196,370
64,000 EOG Resources Inc. .................................. 8,207,360
54,050 Exxon Mobil Corp. .................................... 6,428,167
250 First Solar Inc.† ........................................ 31,608
340 GE Vernova Inc. ........................................ 103,795
61,000 Halliburton Co. ......................................... 1,547,570
29,000 Innovex International Inc.† ....................... 520,840
20,000 Kinder Morgan Inc. ................................... 570,600
70,400 National Fuel Gas Co. ................................ 5,574,976
2,250 National Grid plc ....................................... 29,340
20,000 NextEra Energy Inc. .................................. 1,417,800
13,000 NOV Inc. .................................................. 197,860
11,850 PG&E Corp. .............................................. 203,583
925 Phillips 66 ................................................ 114,219
6,938 RPC Inc. .................................................. 38,159
1,500 RWE AG ................................................... 53,557
26,000 Schlumberger NV ..................................... 1,086,800
1,750 Sempra .................................................... 124,880
1,300 Severn Trent plc ....................................... 42,502
5,150 Shell plc, ADR .......................................... 377,392
Shares
Market
Value
19,000 Southwest Gas Holdings Inc. .................... $ 1,364,200
86,000 The AES Corp. .......................................... 1,068,120
2,725 Venture Global Inc., Cl. A .......................... 28,067
3,707 Vitesse Energy Inc. ................................... 91,155
46,853,699
Entertainment — 5.9%
119,800 Atlanta Braves Holdings Inc., Cl. A† .......... 5,255,626
365,759 Atlanta Braves Holdings Inc., Cl. C† .......... 14,634,018
823 Electronic Arts Inc. ................................... 118,940
6,477 Embracer Group AB† ................................ 68,186
42,700 Fox Corp., Cl. A ........................................ 2,416,820
30,800 Fox Corp., Cl. B ........................................ 1,623,468
800,000 Grupo Televisa SAB, ADR ......................... 1,400,000
13,934 Liberty Media Corp.-Liberty Live, Cl. A† .... 936,922
50,434 Liberty Media Corp.-Liberty Live, Cl. C† .... 3,436,573
134,220 Madison Square Garden Entertainment
Corp.† .................................................. 4,394,363
116,300 Madison Square Garden Sports Corp.† ..... 22,645,936
285 Netflix Inc.† .............................................. 265,771
62,500 Ollamani SAB† ......................................... 138,930
355,191 Paramount Global, Cl. A ............................ 8,080,595
138,433 Sphere Entertainment Co.† ....................... 4,529,528
2,948 Take-Two Interactive Software Inc.† .......... 610,973
102,508 The Walt Disney Co. ................................. 10,117,540
896 TKO Group Holdings Inc. .......................... 136,918
9,675 Ubisoft Entertainment SA† ........................ 116,699
420,000 Vivendi SE ................................................ 1,252,080
821,450 Warner Bros Discovery Inc.† .................... 8,814,158
90,994,044
Environmental Services — 3.4%
13,000 Phinia Inc. ................................................ 551,590
143,655 Republic Services Inc. .............................. 34,787,495
67,500 Waste Connections Inc. ............................ 13,175,325
15,472 Waste Management Inc. ........................... 3,581,923
52,096,333
Equipment and Supplies — 9.6%
2,850 3M Co. ..................................................... 418,551
280,400 AMETEK Inc. ............................................ 48,268,056
41,500 Amphenol Corp., Cl. A .............................. 2,721,985
11,600 AZZ Inc. ................................................... 969,876
29,450 Crown Holdings Inc. ................................. 2,628,707
100,050 CTS Corp. ................................................ 4,157,077
4,000 Danaher Corp. .......................................... 820,000
17,000 Distribution Solutions Group Inc.† ............ 476,000
286,000 Donaldson Co. Inc. ................................... 19,179,160
337,050 Flowserve Corp. ....................................... 16,461,522
44,500 Graco Inc. ................................................ 3,716,195
10,000 Hubbell Inc. .............................................. 3,309,100
60,700 IDEX Corp. ............................................... 10,984,879
36,500 Interpump Group SpA .............................. 1,295,322
82,200 Mueller Industries Inc. .............................. 6,258,708

The Gabelli Asset Fund
Schedule of Investments (Continued) — March 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Equipment and Supplies (Continued)
92,500 Sealed Air Corp. ....................................... $ 2,673,250
24,000 The Manitowoc Co. Inc.† .......................... 206,160
45,950 The Timken Co. ........................................ 3,302,427
15,000 The Toro Co. ............................................ 1,091,250
68,000 The Weir Group plc .................................. 2,037,865
16,000 Titan Machinery Inc.† ............................... 272,640
22,700 Valmont Industries Inc. ............................. 6,477,899
44,500 Watts Water Technologies Inc., Cl. A ......... 9,074,440
146,801,069
Financial Services — 11.5%
40,000 AllianceBernstein Holding LP .................... 1,532,400
86,417 American Express Co. ............................... 23,250,494
1,300 Ameriprise Financial Inc. ........................... 629,343
2,400 Bank of America Corp. .............................. 100,152
14,700 Barclays plc .............................................. 54,650
50 Berkshire Hathaway Inc., Cl. A† ................ 39,922,080
800 Berkshire Hathaway Inc., Cl. B† ................ 426,064
46,700 Blackstone Inc. ......................................... 6,527,726
36,000 Blue Owl Capital Inc. ................................. 721,440
5,625 Brookfield Asset Management Ltd., Cl. A ... 272,531
21,500 Brookfield Corp. ....................................... 1,126,815
2,203 Cannae Holdings Inc. ................................ 40,381
1,450 Capital One Financial Corp. ....................... 259,985
20,200 Citigroup Inc. ........................................... 1,433,998
1,500 EXOR NV ................................................. 135,514
31,000 FTAI Aviation Ltd. ..................................... 3,441,930
150,000 GAM Holding AG† .................................... 15,090
23,100 Interactive Brokers Group Inc., Cl. A ......... 3,825,129
1,700 Intercontinental Exchange Inc. .................. 293,250
21,000 Jefferies Financial Group Inc. .................... 1,124,970
52,950 JPMorgan Chase & Co. ............................. 12,988,635
77,376 KKR & Co. Inc. ......................................... 8,945,439
63,200 Loews Corp. ............................................. 5,808,712
3,450 M&T Bank Corp. ....................................... 616,687
10,000 Marsh & McLennan Companies Inc. .......... 2,440,300
8,500 Popular Inc. ............................................. 785,145
13,500 PROG Holdings Inc. .................................. 359,100
86,000 State Street Corp. ..................................... 7,699,580
9,550 T. Rowe Price Group Inc. .......................... 877,359
328,500 The Bank of New York Mellon Corp. .......... 27,551,295
1,000 The Carlyle Group Inc. .............................. 43,590
500 The Charles Schwab Corp. ........................ 39,140
13,732 The Goldman Sachs Group Inc. ................. 7,501,654
15,000 The Hartford Insurance Group Inc. ............ 1,855,950
36,700 The PNC Financial Services Group Inc. ...... 6,450,759
9,000 Value Line Inc. ......................................... 348,030
95,100 Wells Fargo & Co. .................................... 6,827,229
176,272,546
Shares
Market
Value
Food and Beverage — 10.1%
164,014 BellRing Brands Inc.† ............................... $ 12,212,482
560,800 Brown-Forman Corp., Cl. A ....................... 18,769,976
1,850 Brown-Forman Corp., Cl. B ....................... 62,789
720,000 China Mengniu Dairy Co. Ltd. ................... 1,776,533
22,200 Coca-Cola Europacific Partners plc ............ 1,932,066
15,400 Coca-Cola HBC AG ................................... 697,049
1,300 Constellation Brands Inc., Cl. A ................. 238,576
22,000 Crimson Wine Group Ltd.† ....................... 126,720
67,900 Danone SA ............................................... 5,201,092
27,702 Davide Campari-Milano NV ....................... 162,172
171,750 Diageo plc, ADR ....................................... 17,997,682
40,500 Farmer Brothers Co.† ............................... 89,910
190,000 Flowers Foods Inc. ................................... 3,611,900
30,600 Fomento Economico Mexicano SAB de CV,
ADR ..................................................... 2,985,948
64,500 General Mills Inc. ..................................... 3,856,455
1,181,000 Grupo Bimbo SAB de CV, Cl. A .................. 3,202,311
10,500 Heineken Holding NV ................................ 759,559
47,650 Heineken NV ............................................ 3,883,875
19,350 Heineken NV, ADR .................................... 788,706
121,750 ITO EN Ltd. .............................................. 2,595,071
7,000 JBT Marel Corp. ....................................... 855,400
52,500 Kerry Group plc, Cl. A ............................... 5,532,066
450 Kerry Group plc, Cl. A ............................... 47,101
763,500 Kikkoman Corp. ........................................ 7,335,179
16,315 LVMH Moet Hennessy Louis Vuitton SE .... 10,085,594
45,000 Maple Leaf Foods Inc. .............................. 783,955
37,000 MEIJI Holdings Co. Ltd. ............................ 801,720
105,000 Mondelēz International Inc., Cl. A .............. 7,124,250
86,000 Morinaga Milk Industry Co. Ltd. ................ 1,786,052
14,000 National Beverage Corp. ........................... 581,560
21,000 Nestlé SA ................................................. 2,120,651
278,400 Nissin Foods Holdings Co. Ltd. ................. 5,666,746
27,589 PepsiCo Inc. ............................................. 4,136,695
43,350 Pernod Ricard SA ..................................... 4,277,754
64,484 Post Holdings Inc.† .................................. 7,503,358
57,000 Remy Cointreau SA .................................. 2,658,895
16,450 Suntory Beverage & Food Ltd. .................. 542,667
2,900 The Boston Beer Co. Inc., Cl. A† ............... 692,636
64,200 The Campbell's Company ......................... 2,562,864
15,300 The Coca-Cola Co. .................................... 1,095,786
18,200 The J.M. Smucker Co. .............................. 2,155,062
10,000 The Kraft Heinz Co. ................................... 304,300
200,000 Tingyi (Cayman Islands) Holding Corp. ..... 335,670
24,720 Tootsie Roll Industries Inc. ....................... 778,186
5,000 TreeHouse Foods Inc.† ............................. 135,450
5,000 WK Kellogg Co. ........................................ 99,650
200,800 Yakult Honsha Co. Ltd. ............................. 3,820,140
154,770,259

The Gabelli Asset Fund
Schedule of Investments (Continued) — March 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Health Care — 5.5%
8,000 Abbott Laboratories .................................. $ 1,061,200
18,000 AbbVie Inc. .............................................. 3,771,360
26,100 Amgen Inc. .............................................. 8,131,455
10,000 AstraZeneca plc, ADR ............................... 735,000
45,000 Bausch + Lomb Corp.† ............................. 652,500
7,500 Bausch Health Cos. Inc.† .......................... 48,525
79,500 Baxter International Inc. ............................ 2,721,285
7,100 Biogen Inc.† ............................................. 971,564
6,000 Bio-Rad Laboratories Inc., Cl. A† .............. 1,461,360
10,000 Bridgebio Pharma Inc.† ............................ 345,700
65,150 Bristol-Myers Squibb Co. .......................... 3,973,498
6,800 Cencora Inc. ............................................. 1,891,012
2,000 Charles River Laboratories International
Inc.† ..................................................... 301,040
7,300 Chemed Corp. .......................................... 4,491,836
7,200 CONMED Corp. ........................................ 434,808
65,000 Cutera Inc.† ............................................. 650
1,500 CVS Group plc ......................................... 19,454
3,000 DaVita Inc.† ............................................. 458,910
96,000 Demant A/S† ............................................ 3,216,859
10,000 DENTSPLY SIRONA Inc. ........................... 149,400
4,000 Elevance Health Inc. ................................. 1,739,840
270 Eli Lilly & Co. ........................................... 222,996
95,000 Evolent Health Inc., Cl. A† ......................... 899,650
11,000 Fortrea Holdings Inc.† .............................. 83,050
4,350 Gerresheimer AG ...................................... 329,491
10,750 Haleon plc ................................................ 54,337
14,243 Halozyme Therapeutics Inc.† .................... 908,846
14,630 HCA Healthcare Inc. .................................. 5,055,396
74,336 Henry Schein Inc.† ................................... 5,091,273
1,500 ICU Medical Inc.† ..................................... 208,290
4,500 Indivior plc† ............................................. 42,172
8,000 Integer Holdings Corp.† ............................ 944,080
21,350 Johnson & Johnson ................................. 3,540,684
10,000 Labcorp Holdings Inc. .............................. 2,327,400
1,825 McKesson Corp. ....................................... 1,228,207
18,000 Medtronic plc ........................................... 1,617,480
39,950 Merck & Co. Inc. ...................................... 3,585,912
55,000 Option Care Health Inc.† ........................... 1,922,250
30,000 Owens & Minor Inc.† ................................ 270,900
17,500 Perrigo Co. plc ......................................... 490,700
35,000 Pfizer Inc. ................................................ 886,900
14,000 QuidelOrtho Corp.† ................................... 489,580
588 Regeneron Pharmaceuticals Inc. ............... 372,927
40,000 Roche Holding AG, ADR ........................... 1,646,000
2,500 Smith & Nephew plc ................................. 35,039
2,000 Solventum Corp.† .................................... 152,080
5,150 Stryker Corp. ............................................ 1,917,087
24,700 Tenet Healthcare Corp.† ............................ 3,322,150
60,000 Teva Pharmaceutical Industries Ltd., ADR† 922,200
Shares
Market
Value
8,500 The Cigna Group ...................................... $ 2,796,500
20,000 The Cooper Companies Inc.† .................... 1,687,000
3,465 UnitedHealth Group Inc. ........................... 1,814,794
2,485 Vertex Pharmaceuticals Inc.† .................... 1,204,778
20,550 Zimmer Biomet Holdings Inc. ................... 2,325,849
84,973,254
Hotels and Gaming — 0.8%
10,000 Accor SA .................................................. 452,957
23,600 Caesars Entertainment Inc.† ..................... 590,000
2,000 Churchill Downs Inc. ................................ 222,140
4,000 Entain plc ................................................. 29,855
225 Flutter Entertainment plc† ......................... 49,264
310,000 Genting Singapore Ltd. ............................. 173,049
5,000 Hyatt Hotels Corp., Cl. A ........................... 612,500
2,294,100 Mandarin Oriental International Ltd. .......... 4,014,675
131,000 MGM Resorts International† ..................... 3,882,840
10,500 Ryman Hospitality Properties Inc., REIT .... 960,120
680,000 The Hongkong & Shanghai Hotels Ltd. ...... 498,982
18,000 Universal Entertainment Corp. ................... 126,848
2,500 Wyndham Hotels & Resorts Inc. ............... 226,275
7,300 Wynn Resorts Ltd. ................................... 609,550
12,449,055
Machinery — 6.2%
22,000 Astec Industries Inc. ................................. 757,900
87,460 Caterpillar Inc. .......................................... 28,844,308
1,407,750 CNH Industrial NV .................................... 17,287,170
79,245 Deere & Co. ............................................. 37,193,641
10,511 Mueller Water Products Inc., Cl. A ............. 267,189
6,000 Vertiv Holdings Co., Cl. A .......................... 433,200
81,000 Xylem Inc. ................................................ 9,676,260
94,459,668
Manufactured Housing and Recreational
Vehicles — 0.2%
4,700 Cavco Industries Inc.† .............................. 2,442,261
9,000 Champion Homes Inc.† ............................ 852,840
650 Nobility Homes Inc. .................................. 20,475
3,315,576
Metals and Mining — 3.8%
41,350 Agnico Eagle Mines Ltd. ........................... 4,482,753
145,400 Barrick Gold Corp. .................................... 2,826,576
55,000 Franco-Nevada Corp. ................................ 8,665,800
105,150 Freeport-McMoRan Inc. ............................ 3,980,979
18,000 Kinross Gold Corp. ................................... 226,980
10,000 MP Materials Corp.† ................................. 244,100
353,950 Newmont Corp. ........................................ 17,088,706
90,500 Royal Gold Inc. ......................................... 14,797,655
71,750 Wheaton Precious Metals Corp. ................ 5,569,953
57,883,502
Publishing — 1.5%
106,000 News Corp., Cl. A ..................................... 2,885,320

The Gabelli Asset Fund
Schedule of Investments (Continued) — March 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Publishing (Continued)
40,160 S&P Global Inc. ........................................ $ 20,405,296
38,800 The E.W. Scripps Co., Cl. A† ..................... 114,848
23,405,464
Real Estate — 0.5%
11,000 American Tower Corp., REIT ..................... 2,393,600
700 Millrose Properties Inc.† ........................... 18,557
1,200 Prologis Inc., REIT ................................... 134,148
82,300 The St. Joe Co. ......................................... 3,863,985
31,000 Weyerhaeuser Co., REIT ........................... 907,680
7,317,970
Retail — 2.6%
36,000 AutoNation Inc.† ...................................... 5,829,120
600 AutoZone Inc.† ......................................... 2,287,668
25,000 CarMax Inc.† ............................................ 1,948,000
17,550 Costco Wholesale Corp. ............................ 16,598,439
81,700 CVS Health Corp. ...................................... 5,535,175
1,300 Lowe's Companies Inc. ............................. 303,199
6,000 Maplebear Inc.† ....................................... 239,340
15,000 Rush Enterprises Inc., Cl. B ...................... 847,800
1,800 The Home Depot Inc. ................................ 659,682
82,500 The Kroger Co. ......................................... 5,584,425
5,400 Walmart Inc. ............................................ 474,066
1,650 Zalando SE† ............................................. 56,664
40,363,578
Semiconductors — 0.2%
1,000 Advanced Micro Devices Inc.† .................. 102,740
750 Applied Materials Inc. ............................... 108,840
50 ASML Holding NV .................................... 33,131
2,000 Axcelis Technologies Inc.† ........................ 99,340
2,450 Broadcom Inc. ......................................... 410,204
2,500 Entegris Inc. ............................................. 218,700
12,000 GLOBALFOUNDRIES Inc.† ........................ 442,920
1,000 Infineon Technologies AG ......................... 32,866
5,000 MKS Instruments Inc. ............................... 400,750
1,940 NVIDIA Corp. ........................................... 210,257
2,300 Taiwan Semiconductor Manufacturing Co.
Ltd., ADR .............................................. 381,800
2,600 Teradyne Inc. ........................................... 214,760
2,656,308
Specialty Chemicals — 0.3%
1,200 Air Products and Chemicals Inc. ............... 353,904
16,600 DuPont de Nemours Inc. .......................... 1,239,688
22,200 H.B. Fuller Co. .......................................... 1,245,864
16,100 Sensient Technologies Corp. ..................... 1,198,323
4,037,779
Telecommunications — 2.4%
2,200 AT&T Inc. ................................................. 62,216
1,250 Deutsche Telekom AG ............................... 46,253
Shares
Market
Value
146,950 Deutsche Telekom AG, ADR ...................... $ 5,447,437
52,000 GCI Liberty Inc., Escrow†(a) ..................... 1
14,000 Hellenic Telecommunications Organization
SA ........................................................ 227,073
23,400 Hellenic Telecommunications Organization
SA, ADR ............................................... 196,092
148,250 Liberty Global Ltd., Cl. A† ......................... 1,706,357
33,700 Liberty Global Ltd., Cl. C† ......................... 403,389
4,500 Orange SA, ADR ....................................... 58,185
7,100 SoftBank Group Corp., ADR ...................... 179,062
68,000 Sunrise Communications AG, Cl. A† ......... 3,282,016
1,650,000 Telecom Italia SpA† .................................. 554,512
36,000 Telefonica Brasil SA, ADR ......................... 313,920
269,000 Telefonica SA, ADR ................................... 1,253,540
568,750 Telephone and Data Systems Inc. .............. 22,033,375
39,900 Telesat Corp.† .......................................... 751,317
18,700 TIM SA, ADR ............................................ 292,655
10,000 VEON Ltd., ADR† ..................................... 436,100
2,450 Verizon Communications Inc. ................... 111,132
37,354,632
Transportation — 1.4%
10,000 Canadian Pacific Kansas City Ltd. .............. 702,100
4,000 Ferrari Group plc† .................................... 34,169
129,000 GATX Corp. .............................................. 20,029,830
20,766,099
Wireless Communications — 0.4%
61,250 America Movil SAB de CV, ADR ................. 870,975
215,000 Operadora De Sites Mexicanos SAB de CV 152,757
15,885 T-Mobile US Inc. ...................................... 4,236,689
23,500 United States Cellular Corp.† .................... 1,625,025
6,885,446
TOTAL COMMON STOCKS .................. 1,520,378,897
CLOSED-END FUNDS — 0.1%
2,000 Altaba Inc., Escrow† ................................. 3,050
10,000 Royce Global Trust Inc. ............................. 105,000
54,500 Royce Small-Cap Trust Inc. ....................... 776,080
TOTAL CLOSED-END FUNDS ................ 884,130
PREFERRED STOCKS — 0.0%
Diversified Industrial — 0.0%
800 Jungheinrich AG ....................................... 27,750
Electronics — 0.0%
95 WESCO International Inc., Ser. A, 10.625% 2,400
TOTAL PREFERRED STOCKS ............... 30,150

The Gabelli Asset Fund
Schedule of Investments (Continued) — March 31, 2025 (Unaudited)
Principal
Amount
Market
Value
U.S. GOVERNMENT OBLIGATIONS — 0.8%
$ 12,275,000 U.S. Treasury Bills,
4.227% to 4.252%††,
05/22/25 to 06/26/25 ............................ $ 12,170,322
TOTAL INVESTMENTS — 100.0%
(Cost $372,079,605) ............................. $ 1,533,463,499
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CDI CHESS (Australia) Depository Interest
GDR Global Depositary Receipt
REIT Real Estate Investment Trust